Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$82,756,484	$—	$—	$82,756,484
Zurn Elkay Water Solutions common stock	21,818,826	—	—	21,818,826
Total assets in the fair value hierarchy	$104,575,310	$—	$—	104,575,310
Common/collective trusts (a)				16,267,888
Total assets at fair value				$120,843,198
    The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$74,494,184	$—	$—	$74,494,184
Common/collective trusts (a)				14,888,922
Total assets at fair value				$89,383,106
(a)    Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$294,121,714	$—	$—	$294,121,714
    The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$268,240,659	$—	$—	$268,240,659
Zurn Elkay Water Solutions common stock	15,859,699	—	—	15,859,699
Total assets in the fair value hierarchy	$284,100,358	$—	$—	284,100,358
Common/collective trusts (a)				5,077,121
Total assets at fair value				$289,177,479
(a)    Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in Note 3, Investments in Zurn Elkay 401(k) Master Trust.